Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2025
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 7 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

A.	PREPAID EXPENSES AND OTHER RECEIVABLES (U.S. dollars in thousands):

	June 30,	December 31,
	2025	2024
Institutions	$342	$253
Prepaid expenses	383	322
Others	33	29
	$758	$604

B.	OTHER PAYABLES (U.S. dollars in thousands):

	June 30,	December 31,
	2025	2024
Employees and employee institutions	$602	$933
Expenses payable	735	275
Royalties payable	559	408
Other liabilities	13	16
	$1,909	$1,632

C.	REVENUES:

In the six-month period ended June 30, 2025, the Company recognized revenue from thermal energy storage unit provided to a customer in Europe (100%).

Revenue recognized that was included in the contract liability balance (deferred revenue) at the beginning of the reported interim periods ended June 30, 2025 amounts to $ 387 thousand.

D.	COST OF REVENUES (U.S. dollars in thousands):

	Six months ended June 30,
	2025	2024
Consultants and subcontractors - thermal energy storage unit costs	426	-
Write down of work-in-progress inventory to net realizable value	636	-
Operating costs not attributed to projects (mainly salary and related expenses) *	793	408
	1,855	408

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.

E.	RESEARCH AND DEVELOPMENT (U.S. dollars in thousands):

	Six months ended June 30,
	2025	2024
Salary and related expenses	1,514	1,363
Consultants and subcontractors	131	210
Expenditure on materials	269	39
Office maintenance	200	177
Other	297	19
	2,411	1,808

F.	SELLING AND MARKETING (U.S. dollars in thousands):

	Six months ended June 30,
	2025	2024

Salary and related expenses	500	439
Office maintenance	18	18
Project Promotion	43	21
Consultants	10	51
Other	53	87
	624	616
G.	GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Six months ended June 30,
	2025	2024

Salary and related expenses	1,156	934
Office maintenance	117	91
Consultants and insurance	720	945
Allowance for credit losses	-	289
Depreciation and other	82	54
	2,075	2,313

H.	OTHER INCOME (EXPENSES), NET

Due to the continued efforts and difficulties involved in selling the remaining asset from the closure of the Rotem 1 project, the Company’s management decided in the six-month period ended June 30, 2024, to write off its remaining value of $229 thousand, which is included in the other operating expenses of the period.

I.	OTHER FINANCIAL INCOME (EXPENSES), NET (U.S. dollars in thousands):

	Six months ended June 30,
	2025	2024
Interest income	27	76
Fair value adjustments of warrants	6	4,114
Warrants issuance costs	-	(473)
Exchange rate differences, Net	(644)	172
Bank fees	(6)	(10)
	(617)	3,879
J.	Loss per ordinary share:

Basic loss per share is computed by dividing net income or loss, by the weighted-average number of Ordinary Shares outstanding during the period, including prefunded warrants with token exercise price (“penny” warrants). Diluted loss per share is based on the weighted average number of Ordinary Shares used for basic computation, as the inclusion of any potential Ordinary Shares in the reported years would be anti-dilutive.

Potentially dilutive Ordinary Shares result from the assumed exercise of options and warrants, using the “treasury stock” method, and the assumed vesting of restricted shares.

Basic and diluted loss per share is computed as follows:

	Six months ended June 30,
Numerator ($ in thousands):	2025	*2024
Net loss for the period, as reported, attributable to shareholders	(7,454)	(1,581)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the period	1,965,475	588,276
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	-	113,790
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	1,965,475	702,066

Basic and dilutive loss per Ordinary Share (in dollars)	(3.79)	(2.25)

*	Post reverse split of shares – see Note 5A.

For the reported periods, all outstanding options and warrants (except for “penny warrants”) have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

These include as of June 30, 2025: Share options and warrants exercisable to 1,232,473 Ordinary Shares that, as of June 30, 2025 that have zero effect under the treasury stock method, and share options that are “in the money” exercisable to 73,194 Ordinary Shares.